UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

March 31, 2006 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 14.9%
Brady Corporation (Class A)	275,000	$10,301,500
CDW Corporation*	310,000	18,243,500
Charles River Laboratories International, Inc.*	360,200	17,657,004
Copart, Inc.*	14,900	409,005
Invitrogen Corporation*	200,200	14,040,026
Landauer, Inc.	10,000	502,200
Manpower Inc.	140,000	8,005,200
ScanSource Inc.*	320,300	19,349,323
		$88,507,758
TECHNOLOGY — 9.7%
Cognex Corporation	583,100	$17,283,084
Microchip Technology Incorporated	255,000	9,256,500
Plantronics, Inc.	545,000	19,309,350
SanDisk Corporation*	205,000	11,791,600
		$57,640,534
PRODUCER DURABLES — 8.9%
Franklin Electric Co., Inc.	1,300	$71,045
Graco Inc.	280,000	12,720,400
HNI Corporation	130,000	7,670,000
IDEX Corporation	135,000	7,042,950
Oshkosh Truck Corporation	215,000	13,381,600
Zebra Technologies Corporation (Class A)*	270,000	12,074,400
		$52,960,395
ENERGY — 8.7%
Helix Energy Solutions Group, Inc.*	580,000	$21,982,000
Noble Corporation	242,500	19,666,750
Tidewater Inc.	180,000	9,941,400
		$51,590,150
HEALTH CARE — 7.5%
AmSurg Corp.*	287,900	$6,532,451
Bio-Rad Laboratories, Inc.*	136,700	8,523,245
Health Management Associates, Inc.	525,900	11,343,663
Lincare Holdings, Inc.*	475,000	18,506,000
		$44,905,359
FINANCIAL — 6.8%
Brown & Brown, Inc.	420,000	$13,944,000
First American Corporation	240,000	9,398,400
Arthur J. Gallagher & Co.	265,000	7,369,650
North Fork Bancorporation, Inc.	330,000	9,513,900
		$40,225,950
RETAILING — 6.2%
CEC Entertainment, Inc.*	105,000	$3,530,100
CarMax, Inc.*	460,000	15,032,800
O’Reilly Automotive, Inc.*	507,700	18,561,512
		$37,124,412
CONSUMER DURABLES — 3.3%
Briggs & Stratton Corporation	285,000	$10,080,450
Polaris Industries Inc.	180,000	9,820,800
		$19,901,250
TRANSPORATION — 2.9%
Heartland Express, Inc.	575,000	$12,529,250
Knight Transporation, Inc.	225,000	4,443,750
		$16,973,000

TOTAL COMMON STOCKS — 68.9% (Cost$287,587,265)		$409,828,808

1

SHORT-TERM INVESTMENTS — 28.8% (Cost $171,281,467)
Short-term Corporate Notes:
Rabobank USA Financial Corporation — 4.83% 4/3/06	$28,390,000	$28,382,382
General Electric Capital Services, Inc. — 4.5% 4/4/06	27,000,000	26,989,875
United Parcel Service, Inc. — 4.49% 4/5/06	26,492,000	26,478,784
Federal Farm Credit Bank Discount Note — 4.6% 4/7/06	15,570,000	15,558,063
Toyota Motor Credit Corporation — 4.61% 4/11/06	21,000,000	20,973,108
ChevronTexaco Funding Corporation — 4.62% 4/13/06	28,000,000	27,956,880
Federal Home Loan Bank Discount Note — 4.61% 4/19/06	25,000,000	24,942,375
TOTAL SHORT-TERM INVESTMENTS		$171,281,467
TOTAL INVESTMENTS — 97.7% (Cost $458,868,732)(A)		$581,110,275
Other assets and liabilities, net — 2.3%		13,820,487
TOTAL NET ASSETS — 100%		$594,930,762

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
	Gross unrealized appreciation:	$124,112,969
	Gross unrealized depreciation:	1,871,426
	Net unrealized appreciation:	$122,241,543

2

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:    May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:    May 26, 2006